Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Teucrium Agricultural Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	Teucrium Agricultural Strategy No K-1 ETF
Class Name	Teucrium Agricultural Strategy No K-1 ETF
Trading Symbol	TILL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/documents. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Teucrium Agricultural Strategy No K-1 ETF	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://teucrium.com/documents for more recent performance information.
Net Assets	$ 3,238,192
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,238,192
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Sugar No. 11 Futures	1.9%
Corn Futures	-0.5%
Soybean Futures	-0.9%
Wheat Futures	-2.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund changed its fiscal year-end from April 30th to December 31st for 2024. The change will be effective as of December 31, 2024. This means that the Fund’s most recent tax year will be a short tax year, from May 1st to December 31, 2024, and that subsequent tax years will be on the calendar year, from January 1st to December 31st.

Updated Prospectus Web Address	https://teucrium.com/documents